Consolidated Statements of Changes in Equity $ in Thousands, $ in Thousands	Capital stock USD ($)	Capital stock MXN ($)	Treasury Shares USD ($)	Treasury Shares MXN ($)	Contributions for future capital increases MXN ($)	Legal reserve USD ($)	Legal reserve MXN ($)	Additional paid-in capital USD ($)	Additional paid-in capital MXN ($)	Accumulated Deficit USD ($)	Accumulated Deficit MXN ($)	Other comprehensive (loss) income USD ($)	Other comprehensive (loss) income MXN ($)	USD ($)	MXN ($)
Balance as of beginning of the year at Dec. 31, 2018		$ 2,973,559		$ (122,661)	$ 1		$ 291,178		$ 1,837,073		$ (2,200,651)		$ (73,346)		$ 2,705,153
Treasury shares				(75,375)					56,483						(18,892)
Exercise of stock options (Note 18)				14,773											14,773
Long-term incentive plan cost (Note 18)				13,549					(13,549)
Net income (loss) for the period											2,639,063				2,639,063
Other comprehensive income (loss) items													189,586		189,586
Total comprehensive income (loss) for the year											2,639,063		189,586		2,828,649
Balance as of end of the year at Dec. 31, 2019		2,973,559		(169,714)	1		291,178		1,880,007		438,412		116,240		5,529,683
Capital stock increase (Note 19)		452,847							2,819,985						3,272,832
Treasury shares				(94,564)					60,763						(33,801)
Long-term incentive plan cost (Note 18)				40,534					(40,534)
Net income (loss) for the period											(4,293,791)				(4,293,791)
Other comprehensive income (loss) items													(1,678,738)		(1,678,738)
Total comprehensive income (loss) for the year											(4,293,791)		(1,678,738)		(5,972,529)
Balance as of end of the year at Dec. 31, 2020		3,426,406		(223,744)	1		291,178		4,720,221		(3,855,379)		(1,562,498)		2,796,185
Treasury shares				(89,209)					(19,215)						(108,424)
Exercise of stock options (Note 18)				56,904											56,904
Long-term incentive plan cost (Note 18)				46,666					(46,666)
Net income (loss) for the period											2,120,551			$ 103,022	2,120,551
Other comprehensive income (loss) items													1,580,222	76,771	1,580,222
Total comprehensive income (loss) for the year											2,120,551		1,580,222	179,793	3,700,773
Balance as of end of the year at Dec. 31, 2021	$ 166,464	$ 3,426,406	$ (10,172)	$ (209,383)	$ 1	$ 14,146	$ 291,178	$ 226,120	$ 4,654,340	$ (84,282)	$ (1,734,828)	$ 861	$ 17,724	$ 313,137	$ 6,445,438